Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 271,170	₨ 138,180	₨ 40,651
Interest income	19,858	8,788	2,316
Employer contributions	86,289	157,682	120,000
Benefits paid	(21,593)	(25,342)	(23,290)
Remeasurements - return on plan assets excluding amounts included in interest income	1,511	(8,138)	(1,497)
Fair value of plan assets at the end of the year	357,235	271,170	138,180
Actual return on plan assets	₨ 21,369	₨ 611	₨ 907